Description of Business, Basis of Presentation and Accounting Policies - Cumulative Effect of Adoption (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Assets
Accounts receivable, current	$ 102,430		$ 153,625	$ 72,129
Film and television costs, net	97,308		141,952	157,805
Liabilities
Accounts payable and accrued expenses	109,921		114,020	178,324
Accrued participations and residuals, non-current	70,916		67,660	29,992
Equity
Accumulated deficit	(792,162)		(732,766)	(542,864)
Statement of Operations
Revenue	188,453	$ 224,068	434,261	448,846	$ 201,441
Direct operating	92,752	123,566	260,673	298,246	139,769
Loss from operations	$ (29,044)	$ (24,892)	(90,372)	$ (173,549)	$ (70,147)
As Reported
Assets
Accounts receivable, current			153,625
Film and television costs, net			141,952
Liabilities
Accounts payable and accrued expenses			114,020
Accrued participations and residuals, non-current			67,660
Equity
Accumulated deficit			(732,766)
Statement of Operations
Revenue			434,261
Direct operating			260,673
Loss from operations			(90,372)
Increase/(Decrease)
Assets
Accounts receivable, current			9,852
Film and television costs, net			(124)
Liabilities
Accounts payable and accrued expenses			8,096
Accrued participations and residuals, non-current			63
Equity
Accumulated deficit			1,569
Statement of Operations
Revenue			1,757
Direct operating			188
Loss from operations			(1,569)
Without Adoption of New Revenue Guidance
Assets
Accounts receivable, current			143,773
Film and television costs, net			142,076
Liabilities
Accounts payable and accrued expenses			105,924
Accrued participations and residuals, non-current			67,597
Equity
Accumulated deficit			(734,335)
Statement of Operations
Revenue			432,504
Direct operating			260,485
Loss from operations			$ (91,941)